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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06567
Invesco Van Kampen Municipal Opportunity Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin D. Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Municipal
Opportunity Trust
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	VK-CE-MOPP-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—175.77%
Alabama—1.84%
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGL) (a)(b)	5.00%	06/01/39	$1,975	$1,847,316

Birmingham (City of) Airport Authority; Series 2010, Airport RB (INS-AGM) (b)	5.25%	07/01/30	1,500	1,463,385

Health Care Authority for Baptist Health (The); Series 2009 A, RB (c)(d)	6.13%	05/15/12	1,250	1,299,350

Huntsville-Redstone Village (City of) Special Care Facilities Financing Authority; Series 2007, Retirement Facilities RB	5.50%	01/01/43	1,600	1,146,352

Mobile Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB (e)	6.95%	01/01/20	5	0

Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	1,825	1,828,431

				7,584,834

Alaska—0.33%
Northern Tobacco Securitization Corp.; Series 2006 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/46	2,300	1,355,482

Arizona—4.84%
Arizona (State of) Capital Facilities Finance Corp. (Arizona State University); Series 2000, Student Housing RB	6.25%	09/01/32	1,425	1,297,975

Arizona (State of) Transportation Board;

Series 2008 B, Highway RB (a)	5.00%	07/01/25	1,575	1,630,661

Series 2008 B, Highway RB (a)	5.00%	07/01/26	2,365	2,424,527

Glendale (City of) Industrial Development Authority (Midwestern University);

Series 2010, RB	5.00%	05/15/35	500	433,010

Series 2010, RB	5.13%	05/15/40	1,000	887,410

Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Bonds (INS-AMBAC) (b)	5.25%	01/01/32	1,775	1,620,415

Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (c)(d)	5.00%	07/01/14	2,050	2,190,056

Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 B, Ref. PCR (c)(d)	5.50%	05/01/12	1,125	1,159,999

Maricopa (County of) Stadium District; Series 2002, Ref. RB (INS-AMBAC) (b)	5.38%	06/01/19	1,500	1,561,170

Navajo (County of) Pollution Control Corp.;

Series 2009 C, RB (c)(d)	5.50%	06/01/14	575	610,667

Series 2009 E, RB (c)(d)	5.75%	06/01/16	675	696,573

Phoenix (City of) Industrial Development Authority (Career Success Schools);

Series 2009, Education RB	7.00%	01/01/39	595	564,340

Series 2009, Education RB	7.13%	01/01/45	570	544,669

Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB (f)	6.55%	12/01/37	2,100	1,804,278

Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (a)	5.00%	01/01/28	1,930	1,955,727

University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	705	610,354

				19,991,831

California—15.53%
Anaheim (City of) Public Financing Authority (Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (b)(g)	0.00%	09/01/20	2,630	1,530,476

Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/29	2,400	1,847,232

Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (a)	5.00%	04/01/39	4,000	3,755,720

Beverly Hills (City of) Unified School District California (Election of 2008); Series 2009, Unlimited Tax GO Bonds (g)	0.00%	08/01/28	750	259,830

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of) Department of Water Resources (Central Valley);

Series 2008 AE, Water RB (a)	5.00%	12/01/24	$725	$760,634

Series 2008 AE, Water RB (a)	5.00%	12/01/25	900	934,452

Series 2008 AE, Water RB (a)	5.00%	12/01/26	900	924,111

Series 2008 AE, Water RB (a)	5.00%	12/01/27	525	534,476

Series 2008 AE, Water RB (a)	5.00%	12/01/28	900	910,683

California (State of) Health Facilities Financing Authority (Catholic Health Care West) Series 2009 A, RB	6.00%	07/01/34	1,000	1,003,870

California (State of) Housing Finance Agency (Home Mortgage);

Series G 2007, RB (f)	5.05%	02/01/29	2,255	2,093,745

Series K 2008, RB (f)	5.30%	08/01/23	2,900	2,814,943

Series K 2008, RB (f)	5.45%	08/01/28	3,400	3,289,840

California (State of) Housing Finance Agency; Series 2007 G, RB (f)	4.95%	08/01/23	4,200	3,935,400

California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (f)	5.00%	07/01/27	2,000	1,900,380

California (State of) Public Works Board (Department of Mental Health Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/25	2,000	1,853,800

California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	4,441,300

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,250	1,301,787

California (State of);

Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,150,265

Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	1,800	1,929,474

Daly (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Third Tier Ref. RB	6.50%	12/15/47	410	333,695

Foothill/Eastern Transportation Corridor Agency; Series 1999, Toll Road RB (g)	0.00%	01/15/25	5,000	1,679,950

Golden State Tobacco Securitization Corp.;

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	770	556,772

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/47	4,160	2,730,749

M-S-R Public Power Agency (San Juan); Series 2008 M, VRD RB (LOC-Dexia Credit Local) (h)(i)	0.19%	07/01/22	4,500	4,500,000

Morongo Band of Mission Indians (Enterprise Casino); Series 2008, RB (j)	5.50%	03/01/18	145	136,252

Northern California Tobacco Securitization Authority (Sacramento County Tobacco Securitization Corp.); Series 2005 A-1, Tobacco Settlement Asset-Backed RB	5.38%	06/01/38	2,400	1,651,272

Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	1,050	1,023,876

Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,100	1,864,128

San Francisco City & County Airports Commission; Series 2008 A-4, Ref. RB (c)(d)(f)	6.50%	05/01/12	1,150	1,224,761

Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);

Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	3,000	1,976,970

Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	10,000	5,980,200

Turlock (City of) (Emanuel Medical Center, Inc.); Series 2004, Health Facilities COP	5.38%	10/15/34	1,600	1,297,936

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,000	2,008,620

				64,137,599

Colorado—3.61%
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	4,475	4,126,308

Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, RB	5.00%	06/01/35	3,700	3,272,428

Colorado (State of) Health Facilities Authority (Portercare Adventist Health); Series 2001, Hospital RB (k)	6.50%	11/15/11	1,000	1,057,170

Colorado (State of) Health Facilities Authority (Volunteers of America Care);

Series 2007 A, RB	5.25%	07/01/27	500	415,795

Series 2007 A, RB	5.30%	07/01/37	375	270,056

Colorado (State of) Housing & Finance Authority (Multi-Family Housing); Series 1997 B-2, Insured Mortgage RB (INS-FHA) (b)(f)	5.80%	10/01/28	645	645,097

Highlands Ranch Metropolitan District No. 2;

Series 1996, Unlimited Tax GO Bonds (l)	6.50%	06/15/11	530	542,206

Series 1996, Unlimited Tax GO Bonds (INS-AGM) (b)	6.50%	06/15/11	470	480,697

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—(continued)
Montezuma (County of) Hospital District (Health Facilities Enterprise); Series 2007, Ref. Hospital RB	5.90%	10/01/37	$910	$710,009

Regional Transportation District (Denver Transit Partners Eagle P3);

Series 2010, Private Activity RB	6.00%	01/15/34	1,050	965,570

Series 2010, Private Activity RB	6.50%	01/15/30	1,300	1,288,768

Salida Hospital District; Series 2006, Hospital RB	5.25%	10/01/36	1,499	1,146,135

				14,920,239

Connecticut—2.15%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(f)	6.60%	07/01/24	6,500	6,034,210

Connecticut (State of) Housing Finance Authority; Series 2010 D 2, Sub. Housing Mortgage Finance Program RB (f)	5.00%	05/15/31	1,550	1,479,522

Hamden (Town of) (Whitney Center); Series 2009 B, Facility Entrance Fee Principal Redemption RB	6.13%	01/01/14	1,350	1,354,995

				8,868,727

District of Columbia—5.00%
District of Columbia (Gonzaga College High School); Series 2002, RB (INS-AGM) (b)	5.25%	07/01/32	2,500	2,265,700

District of Columbia (Sibley Memorial Hospital);

Series 2009, Hospital RB	6.38%	10/01/34	2,215	2,277,795

Series 2009, Hospital RB	6.50%	10/01/29	700	729,554

District of Columbia Water & Sewer Authority;

Series 2007 A, Public Utility RB (INS-AGM/NATL/FGIC) (b)	5.50%	10/01/41	8,000	8,226,080

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGL) (a)(b)	5.00%	10/01/29	700	703,717

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGL) (a)(b)	5.00%	10/01/34	1,425	1,398,723

Metropolitan Washington Airports Authority; Series 2002 A, Airport System RB (INS-NATL/FGIC) (b)(f)	5.25%	10/01/32	5,350	5,061,689

				20,663,258

Florida—11.96%
Alachua (County of) (North Florida Retirement Village); Series 2007, IDR	5.88%	11/15/36	1,000	748,610

Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	1,220	1,085,031

Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,090	2,163,192

Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, Health Facilities RB (INS-AMBAC) (b)	5.95%	07/01/20	350	355,373

Florida (State of) Department of Transportation;

Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/26	2,540	2,546,909

Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/27	2,580	2,561,347

Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/28	2,805	2,748,984

Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/32	2,500	2,431,050

Florida (State of) Seminole Indian Tribe; Series 2007 A, Special Obligation RB (j)	5.75%	10/01/22	750	705,757

Hernando (County of) Sterling Hill Community Development; Series 2003 A, Capital Improvement RB	6.20%	05/01/35	750	632,198

Hillsborough (County of) Aviation Authority;

Series 2008 A, RB (INS-AGL) (a)(b)(f)	5.38%	10/01/33	900	845,010

Series 2008 A, RB (INS-AGL) (a)(b)(f)	5.50%	10/01/38	2,000	1,878,420

Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.);

Series 2006, Ref. PCR (INS-AMBAC) (b)(c)(d)	5.00%	03/15/12	700	724,843

Series 2007 B, Ref. PCR (c)(d)	5.15%	09/01/13	775	829,025

Main Street Community Development District;

Series 2008 A, Capital Improvement Special Assessment RB (j)	6.80%	05/01/38	665	496,496

Series 2008 B, Capital Improvement Special Assessment RB (j)	6.90%	05/01/17	400	360,252

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	2,000	1,819,800

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	595	583,207

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Miami-Dade (County of) Miami International Airport;

Series 2002, Aviation RB (INS-AGC/FGIC) (b)(f)	5.38%	10/01/27	$2,100	$2,086,140

Series 2002, Aviation RB (INS-AGC/FGIC) (b)(f)	5.38%	10/01/32	2,500	2,351,200

Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	545	506,801

Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2007, First Mortgage RB	5.50%	07/01/32	1,525	1,215,928

Overoaks Community Development District;

Series 2004 A, Capital Improvement Special Assessment RB (e)	6.13%	05/01/35	120	1

Series 2010 A-1, Capital Improvement RB	6.13%	05/01/35	55	49,769

Series 2010 A-2, Capital Improvement RB (m)	6.13%	05/01/35	125	70,935

Series 2010 B, Capital Improvement RB (m)	5.13%	05/01/17	280	227,220

Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,000	877,660

Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	2,400	2,544,000

Pasco (County of) Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	855	605,622

Port St. Lucie (City of) (Southwest Annexation District No. 1); Series 2007 B, Special Assessment RB (INS-NATL) (b)	5.00%	07/01/40	5,500	4,469,685

Putnam (County of) Development Authority (Seminole); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(c)(d)	5.35%	05/01/18	2,900	2,983,752

Reunion East Community Development District; Series 2005, Special Assessment RB	5.80%	05/01/36	490	239,267

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (a)	5.00%	08/15/32	7,510	6,742,253

Tolomato Community Development District; Series 2007, Special Assessment RB	6.65%	05/01/40	1,140	759,400

World Commerce Community Development District; Series 2007, Special Assessment RB (e)	5.50%	05/01/38	475	152,062

				49,397,199

Georgia—6.03%
Atlanta (City of) (Beltline);

Series 2009 B, Tax Allocation RB	6.75%	01/01/20	620	617,904

Series 2009 B, Tax Allocation RB	6.75%	01/01/20	345	343,834

Series 2009 B, Tax Allocation RB	7.38%	01/01/31	190	186,202

Atlanta (City of);

Series 2000 B, Airport General Ref. RB (INS-NATL/FGIC) (b)(f)	5.63%	01/01/30	1,000	973,850

Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	5,000	4,787,950

Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,150	1,202,808

Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,250	1,298,537

Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,150	1,187,387

Georgia (State of) Municipal Electric Authority; Series 1997 A, RB (INS-NATL/IBC) (b)	6.50%	01/01/20	7,000	8,154,580

Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 1992 A, PCR	6.80%	01/01/12	3,770	3,939,763

Oconee (County of) Industrial Development Authority (OIIT); Series 2003, RB (INS-SGI) (b)	5.25%	07/01/25	1,000	1,003,550

Putnam (County of) Development Authority (Georgia Power Co.); Series 1996, PCR	5.10%	06/01/23	1,200	1,206,048

				24,902,413

Hawaii—0.42%
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	1,875	1,753,688

Idaho—0.86%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);

Series 2008 A, RB	6.50%	11/01/23	750	814,455

Series 2008 A, RB	6.75%	11/01/37	1,000	1,062,350

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	775	634,027

Regents of the University of Idaho (The); Series 2011, Ref. General RB (c)(d)	5.25%	04/01/21	1,010	1,062,601

				3,573,433

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—17.94%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Allocation RB	5.60%	01/01/23	$1,250	$1,010,588

Bolingbrook (Village of); Series 1999 B, Unlimited Tax GO Bonds (INS-NATL) (b)(g)	0.00%	01/01/30	1,365	393,830

Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, IDR	5.50%	11/01/40	675	616,214

Chicago (City of) (O’Hare International Airport);

Series 2002 A, Ref. General Airport Third Lien RB (INS-NATL) (b)(f)	5.38%	01/01/32	3,150	2,845,836

Series 2005 A, Airport RB (INS-AGC/NATL) (a)(b)	5.25%	01/01/24	10,900	10,979,243

Series 2005 A, Airport RB (INS-AGC/NATL) (a)(b)	5.25%	01/01/25	10,000	10,021,000

Series 2005 A, Airport RB (INS-AGC/NATL) (a)(b)	5.25%	01/01/26	3,855	3,819,457

Chicago (City of) Board of Education;

Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	2,600	2,462,356

Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	4,000	3,788,240

Chicago (City of); Series 2008 A, Unlimited Tax GO Bonds (INS-AGL) (a)(b)	5.25%	01/01/25	1,450	1,415,679

Granite City (City of) (Waste Management, Inc.); Series 2002, Disposal RB (c)(d)(f)	3.50%	05/01/13	800	796,712

Illinois (State of) Finance Authority (Christian Homes, Inc. Obligated Group); Series 2007 A, Ref. RB	5.75%	05/15/26	2,300	2,012,891

Illinois (State of) Finance Authority (KishHealth System Obligated Group); Series 2008, Ref. RB	5.50%	10/01/22	1,100	1,105,709

Illinois (State of) Finance Authority (Northwestern Memorial Hospital);

Series 2009 A, RB (a)	5.38%	08/15/24	2,200	2,283,028

Series 2009 A, RB (a)	5.75%	08/15/30	1,400	1,419,754

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	2,500	2,289,800

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS RB	7.00%	11/15/15	1,600	1,564,928

Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,150	1,156,037

Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	881,730

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,800	1,901,088

Illinois (State of) Finance Authority (Sherman Health Systems); Series 2007 A, RB	5.50%	08/01/37	5,500	4,609,660

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);

Series 2002 A, Dedicated State Tax RB (INS-NATL) (b)	5.25%	06/15/42	6,000	5,441,220

Series 2010 A, Dedicated State Tax RB	5.50%	06/15/50	2,100	1,919,904

Illinois (State of) Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (b)	8.00%	06/01/17	5,000	6,117,600

Illinois (State of) Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (f)	7.00%	12/01/42	475	408,443

Railsplitter Tobacco Settlement Authority; Series 2010, Tobacco Settlement RB	5.50%	06/01/23	3,025	2,874,022

				74,134,969

Indiana—2.30%
Allen (County of) Juvenile Justice Center Building Corp.; Series 2001, First Mortgage RB (k)	5.50%	01/01/12	1,000	1,019,570

Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS Economic Development RB	7.25%	11/15/14	650	640,855

Indiana (State of) Development Finance Authority; Series 1999, Ref. Exempt Facilities RB (f)	5.95%	08/01/30	2,500	2,383,700

Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,360	1,430,706

Indiana (State of) Finance Authority (Indianapolis Power & Light Company); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,525	1,628,791

Indiana (State of) Health & Educational Facility Financing Authority (Howard Regional Health System); Series 2005, VRD Hospital RB (LOC- Harris N.A.) (h)(i)	0.16%	01/01/35	300	300,000

Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS-AGM) (b)	7.00%	08/15/15	1,525	1,705,301

Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, Hospital RB (j)	5.75%	09/01/42	500	410,585

				9,519,508

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa—0.70%
Des Moines (City of); Series 2000 A, Public Parking System RB (INS-NATL/FGIC) (b)	5.75%	06/01/17	$1,890	$1,896,728

Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Tobacco Settlement Asset-Backed RB	5.50%	06/01/42	1,500	987,480

				2,884,208

Kansas—0.72%
Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB	5.75%	11/15/38	2,400	2,414,568

Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	675	556,011

				2,970,579

Kentucky—2.34%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2008 A-1, Sub. RB (INS-AGL) (b)	5.75%	12/01/28	1,400	1,440,754

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	1,500	1,415,940

Kentucky (State of) Property & Building Commission (No. 93);

Series 2009, RB (INS-AGL) (b)	5.25%	02/01/24	1,510	1,576,621

Series 2009, RB (INS-AGL) (b)	5.25%	02/01/25	1,710	1,767,969

Louisville/Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	4,000	3,473,200

				9,674,484

Louisiana—3.71%
East Baton Rouge (Parish of) (Exxon Corp.); Series 1993, Ref. VRD PCR (h)	2.79%	03/01/22	5,500	5,500,000

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (e)	5.25%	07/01/17	989	526,375

Louisiana (State of) Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGL) (b)	6.75%	06/01/26	1,900	2,132,579

Louisiana (State of) Energy & Power Authority; Series 2000, Ref. Power Project RB (INS-AGM) (b)	5.75%	01/01/12	3,000	3,141,720

Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	969,098

Louisiana (State of) Rapides Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(f)	5.25%	03/01/13	1,850	1,930,734

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	1,200	1,114,116

				15,314,622

Maryland—0.92%
Maryland (State of) Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	940	869,396

Maryland (State of) Economic Development Corp. (Transportation Facilities); Series 2010 A, Economic Development RB	5.38%	06/01/25	665	640,189

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,915	1,657,490

Prince George’s (County of) (National Harbor); Series 2004, Special Obligation RB	5.20%	07/01/34	750	618,690

				3,785,765

Massachusetts—2.68%
Massachusetts (State of) Bay Transportation Authority; Series 1993 A, Ref. General Transportation System RB	5.50%	03/01/12	1,895	1,998,922

Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.);

Series 2007 A, RB	5.75%	11/15/35	400	276,116

Series 2007 A, RB	5.75%	11/15/42	475	312,711

Massachusetts (State of) Development Finance Agency (SEAMASS System); Series 2001 A, Resource Recovery RB (INS-NATL) (b)	5.63%	01/01/16	3,000	3,068,310

Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	1,365	1,345,371

Massachusetts (State of) Health & Educational Facilities Authority (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	1,650	1,564,167

Massachusetts (State of) Health & Educational Facilities Authority (Capital Asset Program); Series 1985 E, VRD RB (LOC-Fleet National Bank) (h)(i)	0.15%	01/01/35	1,000	1,000,000

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—(continued)
Massachusetts (State of) Health & Educational Facilities Authority (Partner HealthCare System); Series 2001 C, RB (k)	5.75%	07/01/11	$965	$996,498

Massachusetts (State of) Health & Educational Facilities Authority (Saint Memorial Medical Center); Series 1993 A, RB	6.00%	10/01/23	640	509,242

				11,071,337

Michigan—1.55%
Detroit (City of);

Series 2001 C-1, Ref. Sewage Disposal System Sr. Lien RB (INS-AGM) (b)	7.00%	07/01/27	2,100	2,350,341

Series 2006 C, Ref. Water Supply System Second Lien RB (INS-AGM) (b)	5.00%	07/01/26	1,000	936,570

Eastern Michigan University Board of Regents; Series 2009 B, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (h)(i)	0.17%	03/01/49	1,800	1,800,000

Michigan (State of) Kent Hospital Finance Authority (Spectrum Health System);

Series 2008 A, RB (c)(d)	5.25%	01/15/14	800	869,848

Series 2008 A, RB (c)(d)	5.50%	01/15/15	400	444,764

				6,401,523

Minnesota—0.84%
Chaska (City of); Series 2000 A, Electric RB	6.10%	10/01/30	10	10,005

Chisago (City of) (CDL Homes LLC); Series 2007, Health Care Facilities RB	6.00%	08/01/42	425	371,718

Minneapolis (City of) (Fairview Health Services);

Series 2008 A, Healthcare System RB	6.38%	11/15/23	1,700	1,851,402

Series 2008 A, Healthcare System RB	6.63%	11/15/28	1,150	1,224,210

				3,457,335

Mississippi—0.36%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);

Series 2007 B, VRD Gulf Opportunity Zone IDR (h)	0.38%	12/01/30	1,000	1,000,000

Series 2007 C, VRD Gulf Opportunity Zone IDR (h)	0.45%	12/01/30	500	500,000

				1,500,000

Missouri—2.11%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association );

Series 2002, Healthcare Facilities RB (k)	5.50%	06/01/12	1,800	1,913,904

Series 2002, Healthcare Facilities RB	5.50%	06/01/22	350	347,410

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS Retirement Community IDR	7.50%	11/15/16	1,500	1,508,685

Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Allocation RB	5.50%	09/01/18	730	681,404

Missouri (State of) Health & Educational Facilities Authority (Senior Living Facilities-Lutheran);

Series 2005 A, Sr. RB	5.38%	02/01/35	1,375	1,221,770

Series 2010, RB	5.50%	02/01/42	950	838,821

St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Tax Allocation RB	5.75%	11/01/27	575	502,631

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);

Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	615	520,487

Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,450	1,174,152

				8,709,264

Nebraska—0.07%
Nebraska (State of) Educational Finance Authority (Creighton University); Series 2005 B, Ref. VRD RB (h)	0.23%	12/15/12	300	300,000

Nevada—2.20%
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (b)(f)	5.25%	07/01/34	6,000	5,388,960

Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	4,250	3,709,017

				9,097,977

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire—0.50%
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (b)(f)	6.30%	05/01/22	$850	$850,782

New Hampshire (State of) Business Finance Authority (United Illuminating Co.);

Series 2009, PCR (c)(d)(f)	7.13%	02/01/12	675	702,648

Series 2009 A, Ref. PCR (c)(d)(f)	6.88%	02/01/12	480	500,419

				2,053,849

New Jersey—9.84%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC — Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,500	1,358,430

New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	30,000	34,165,800

New Jersey (State of) Health Care Facilities Financing Authority (Saint. Peter’s University Hospital Obligation); Series 2007, RB	5.75%	07/01/37	1,350	1,211,963

Tobacco Settlement Financing Corp.; Series 2007 1A, RB	5.00%	06/01/41	6,485	3,925,435

				40,661,628

New Mexico—1.04%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	1,900	1,793,885

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (a)	6.38%	08/01/32	1,250	1,311,013

University of New Mexico (The Regents of); Series 2002 A, Sub. Lien RB	5.25%	06/01/21	1,125	1,175,850

				4,280,748

New York—9.93%
Brooklyn (City of) Arena Local Development Corp. (Barclays Center);

Series 2009, RB	6.25%	07/15/40	1,270	1,239,914

Series 2009, RB	6.38%	07/15/43	530	519,379

New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 B, Liberty RB	6.75%	03/01/15	2,000	2,001,080

New York (City of) Industrial Development Agency (YMCA of Greater New York); Series 1997, Civic Facility RB	5.80%	08/01/16	975	976,833

New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB	5.25%	01/15/39	1,800	1,801,692

New York (City of); Series 2008 I-1, Unlimited Tax GO Bonds (a)	5.00%	02/01/26	5,500	5,572,930

New York (State of) Dormitory Authority (City University System Consolidated);

Series 1993 A, RB	5.75%	07/01/13	2,005	2,113,932

Series 1995 A, RB	5.63%	07/01/16	3,100	3,375,776

New York (State of) Dormitory Authority (Upstate Community Colleges); Series 2004 B, RB	5.25%	07/01/20	1,500	1,570,980

New York (State of) Dormitory Authority; Series 1990 B, RB	7.50%	05/15/11	590	601,835

New York (State of) Thruway Authority;

Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/26	1,700	1,754,281

Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/27	1,900	1,950,274

Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/28	1,000	1,019,670

Port Authority of New York & New Jersey (Consolidated One Hundred Forty-Fourth); Series 2006, RB (a)	5.00%	10/01/35	15,000	14,655,900

Port Authority of New York & New Jersey (JFK International Air Terminal, LLC); Series 2010, Special Obligation RB	6.00%	12/01/36	1,950	1,882,393

				41,036,869

North Carolina—5.72%
North Carolina (State of) Medical Care Commission (Southminister); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	705	584,325

North Carolina (State of) Municipal Power Agency No. 1 (Indexed Caps); Series 1992, Electric RB (INS-NATL) (b)	6.00%	01/01/12	22,000	23,050,940

				23,635,265

North Dakota—0.22%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	903,530

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—6.95%
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	$400	$345,708

Lorain (County of) (Catholic Healthcare Partners);

Series 2002, Hospital RB	5.38%	10/01/30	500	474,660

Series 2003 C-1, Ref. Hospital RB (INS-AGM) (a)(b)	5.00%	04/01/24	3,000	2,985,480

Series 2006 A, Hospital RB (INS-AGM) (a)(b)	5.00%	02/01/24	2,750	2,737,790

Series 2006 B, Hospital RB (INS-AGM) (a)(b)	5.00%	02/01/24	2,775	2,762,679

Montgomery (County of) (Catholic Health); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,468,513

Montgomery (County of) (Miami Valley Hospital);

Series 2009 A, RB	6.00%	11/15/28	1,475	1,507,848

Series 2009 A, RB	6.25%	11/15/39	925	944,231

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);

Series 2006, Ref. PCR (c)(d)	2.25%	06/03/13	3,000	2,954,820

Series 2009 C, Ref. PCR	5.63%	06/01/18	2,600	2,737,826

Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB (c)(d)(f)	2.88%	08/01/14	2,000	1,980,460

Ohio (State of) Higher Educational Facility Commission (Summa Health System 2010); Series 2010, Hospital Facilities RB	5.75%	11/15/35	1,480	1,347,422

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	1,900	1,946,094

Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);

Series 2008 D, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(b)(f)	5.30%	09/01/28	928	923,759

Series 2008 D, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(b)(f)	5.40%	03/01/33	791	776,952

Series 2008 F, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(b)	5.50%	09/01/39	1,782	1,799,588

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	5.88%	06/01/16	950	1,014,410

				28,708,240

Oklahoma—0.85%
Chickasaw (City of) Nation; Series 2007, Health System RB (j)	6.25%	12/01/32	1,375	1,390,111

McAlester Public Works Authority; Series 2002, Utility System RB (INS-AGM) (b)(g)	0.00%	02/01/34	3,970	1,132,165

Tulsa (County of) Industrial Authority (Montereau, Inc); Series 2010 A, Senior Living Community RB	7.13%	11/01/30	1,000	975,870

				3,498,146

Pennsylvania—3.21%
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	950	914,061

Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,800	1,613,754

Pennsylvania (State of) Turnpike Commission;

Series 2010 B2, Sub. RB (g)(m)	5.75%	12/01/28	2,100	1,544,907

Series 2010 B2, Sub. RB (g)(m)	6.00%	12/01/34	1,300	965,835

Susquehanna Area Regional Airport Authority;

Series 2003 A, Airport System RB (INS-AMBAC) (b)(f)	5.38%	01/01/21	3,000	2,963,580

Series 2003 A, Airport System RB (INS-AMBAC) (b)(f)	5.38%	01/01/22	5,415	5,249,626

				13,251,763

Puerto Rico—3.22%
Puerto Rico (Commonwealth of) Electric Power Authority;

Series 2010 CCC, Power RB	5.25%	07/01/27	2,100	2,028,201

Series 2010 XX, Power RB	5.25%	07/01/40	1,900	1,673,311

Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;

Series 2009 A, First Sub. Sales Tax RB (c)(d)(k)	5.00%	08/01/11	2,675	2,737,381

Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	1,900	1,750,907

Series 2010 A, First Sub. Sales Tax RB	5.50%	08/01/42	2,100	1,954,974

Series 2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	3,500	3,143,560

				13,288,334

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—5.02%
Charleston (County of) Educational Excellence Finance Corp. (Charleston County School District);

Series 2005, RB (a)	5.25%	12/01/25	$2,500	$2,533,850

Series 2005, RB (a)	5.25%	12/01/26	7,500	7,556,700

South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.);

Series 2002 A, IDR (INS-AMBAC) (b)	5.20%	11/01/27	5,000	5,002,900

Series 2002 B, IDR (INS-AMBAC) (b)(f)	5.45%	11/01/32	3,750	3,400,425

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,840	1,851,794

South Carolina (State of) Jobs-Economic Development Authority (Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/27	725	413,584

				20,759,253

Tennessee—1.72%
Chattanooga (City of) Health Educational & Housing Facility Board (CDFI Phase I, LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	1,750	1,408,680

Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement First Mortgage RB (k)	8.00%	07/01/12	2,000	2,221,600

Johnson City (City of) Health & Educational Facilities Board; Series 2000 A, Ref. First Mortgage MTN Hospital RB (k)	7.50%	07/01/12	1,000	1,104,160

Shelby (County of) Health Educational & Housing Facilities Board; Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	2,400	2,380,224

				7,114,664

Texas—24.35%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (f)	4.85%	04/01/21	1,450	1,409,994

Dallas (City of) Civic Center Convention Complex;

Series 2009, Ref. & Improvement RB (INS-AGL) (b)	5.00%	08/15/18	1,150	1,223,497

Series 2009, Ref. & Improvement RB (INS-AGL) (b)	5.00%	08/15/19	1,350	1,418,890

Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	615	649,200

Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.;

Series 2000 A, Joint Airport RB (INS-NATL/FGIC) (b)(f)	5.75%	11/01/30	4,000	4,001,400

Series 2001 A, Ref. & Improvement Airport RB (INS-BHAC/FGIC) (b)(f)	5.50%	11/01/31	5,500	5,253,985

Series 2002 C, Joint Airport RB (INS-NATL) (b)(f)	5.75%	11/01/18	650	652,145

Series 2002 C, Joint Airport RB (INS-NATL) (b)(f)	6.00%	11/01/23	1,225	1,229,288

Series 2003 A, Joint Airport RB (INS-AGM) (b)(f)	5.50%	11/01/21	8,000	8,242,320

El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGL) (a)(b)	5.00%	08/15/37	4,850	4,600,904

Harris (County of) (Toll Road); Series 2009 A, Sr. Lien RB (a)	5.00%	08/15/32	1,930	1,893,774

Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System);

Series 2001 A, Hospital RB (k)	6.38%	06/01/11	2,000	2,059,860

Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	750	807,825

Harris (County of) Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	950	931,703

Houston (City of);

Series 2000 A, Sub. Lien Airport System RB (INS-AGM) (b)(f)	5.63%	07/01/30	3,000	2,910,270

Series 2002, Airport System Sub. Lien RB (INS-AGM) (b)	5.50%	07/01/20	2,000	2,108,500

Series 2002 A, Airport System Sub. Lien RB (INS-AGM) (b)(f)	5.13%	07/01/32	10,000	9,103,600

Series 2007 A, Ref. Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	7,825	7,663,336

Judson Independent School District (School Building); Series 2008, Unlimited Tax GO Bonds (INS-AGL) (a)(b)	5.00%	02/01/37	3,030	2,908,709

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	1,500	1,379,115

Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, Health System RB	5.50%	02/15/37	1,250	1,019,113

Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB (c)	5.60%	03/01/27	1,000	968,550

McLennan (County of) Public Facility Corp.; Series 2009, RB	6.63%	06/01/35	1,125	1,180,125

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2002, RB (INS-AMBAC) (b)	5.25%	08/15/32	$5,900	$5,678,986

North Texas Tollway Authority;

Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,009,920

Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,033,610

Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,000	1,031,290

Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	2,650	2,504,912

Series 2008 L-2, Ref. First Tier System RB (c)(d)	6.00%	01/01/13	1,350	1,455,664

Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);

Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	868,890

Series 2007, Retirement Facility RB	5.75%	11/15/37	2,600	2,151,864

Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	3,487,360

Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);

Series 2007, Retirement Facility RB	5.75%	02/15/25	400	342,020

Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	1,150	1,140,628

Tarrant (County of) Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGL) (b)	6.25%	07/01/28	3,000	3,075,930

Texas (State of) (Transportation Commission — Mobility Fund); Series 2008, Unlimited Tax GO Bonds (a)	5.00%	04/01/28	5,400	5,521,986

Texas (State of) Gulf Coast Waste Disposal Authority (Waste Management); Series 2006 D, RB (f)	4.55%	04/01/12	1,000	1,009,230

Texas (State of) Private Activity Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,430	1,432,245

Texas A&M University Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/29	3,000	3,051,720

Tyler (City of) Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	2,750	2,195,930

				100,608,288

Utah—0.66%
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	730	581,569

Utah (State of) Mountain Regional Water Special Service District; Series 2003, Ref. Water RB (INS-NATL) (b)	5.00%	12/15/33	2,380	2,134,789

				2,716,358

Virgin Islands—0.40%
Virgin Islands Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,700	1,639,922

Virginia—0.50%
Peninsula Town Center Community Development Authority; Series 2007, Special Obligations RB	6.35%	09/01/28	743	670,944

White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,401	1,393,028

				2,063,972

Washington—6.55%
Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation RB (INS-NATL) (b)	0.00%	02/01/25	9,850	4,657,572

Chelan (County of) Public Utility District No 1 (Hydro); Series 2001, Consolidated RB (INS-BHAC/NATL) (a)(b)(c)(f)	5.60%	01/01/36	7,500	7,221,975

Energy Northwest (Columbia Generating Station); Series 2001 A, Ref. Electric RB (INS-AGM) (b)	5.50%	07/01/16	5,000	5,145,700

Energy Northwest (Washington State Public Power Supply System Nuclear); Series 1993 C, RB (INS-NATL/IBC) (b)	0.00%	07/01/14	5,125	4,788,134

Kalispel Tribe Indians; Series 2008, Priority District Washington RB	6.63%	01/01/28	1,250	1,076,538

Spokane (City of) Public Facilities District; Series 2003, RB (INS-NATL) (b)	5.25%	09/01/33	3,000	2,877,330

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—(continued)
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008, Non-Profit RB (j)	6.00%	01/01/27	$1,440	$1,302,998

				27,070,247

West Virginia—1.20%
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Allocation RB	5.85%	06/01/34	500	419,755

Pleasants (County of) (County Commission Allegheny); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	739,609

West Virginia (State of) Hospital Finance Authority (Thomas Health System, Inc.);

Series 2008, Hospital RB	6.00%	10/01/20	1,000	971,390

Series 2008, Hospital RB	6.25%	10/01/23	1,025	967,969

West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);

Series 2009 C, Ref. & Improvement Hospital RB	5.50%	06/01/34	1,000	955,660

Series 2009 C, Ref. & Improvement Hospital RB	5.50%	06/01/39	955	896,401

				4,950,784

Wisconsin—2.61%
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (k)	5.50%	12/15/20	1,500	1,714,860

Superior (City of) (Superior Water, Light & Power Company);

Series 2007 A, Ref. Collateralized Utility RB (f)	5.38%	11/01/21	425	425,081

Series 2007 B, Collateralized Utility RB (f)	5.75%	11/01/37	385	358,212

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (c)(d)	4.75%	08/15/14	1,000	1,052,140

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,270	1,320,813

Wisconsin (State of) Housing & Economic Development Authority;

Series 2008 A, Home Ownership RB (a)(f)	5.30%	09/01/23	2,400	2,442,552

Series 2008 A, Home Ownership RB (a)(f)	5.50%	09/01/28	2,455	2,461,579

Wisconsin (State of); Series 2009 A, General Appropriation RB	5.38%	05/01/25	950	995,476

				10,770,713

Wyoming—0.27%
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,100	1,117,391

TOTAL INVESTMENTS(n)—175.77% (Cost $750,057,996)				726,100,238

FLOATING RATE NOTE AND DEALER TRUST OBLIGATIONS RELATED TO SECURITIES HELD(o)—(24.65)%

Notes with interest rates ranging from 0.29% to 0.44% at 01/31/11 and contractual maturities of collateral ranging from 09/01/23 to 10/01/41 (See Note 1D)				(101,835,000)

PREFERRED SHARES—(53.50)%				(221,000,000)

OTHER ASSETS LESS LIABILITIES—2.38%				9,844,569

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$413,109,807

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGC	— Assured Guaranty Corp.
AGL	— Assured Guaranty Ltd.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.*
BHAC	— Berkshire Hathaway Assurance Corp.
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

GO	— General Obligation
IBC	— International Bancshares Corp.
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTN	— Medium-Term Notes
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
TEMPS	— Tax-Exempt Mandatory Paydown Securities
VRD	— Variable Rate Demand
Notes to Schedule of Investments:
(a)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1D.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at January 31, 2011 was $678,438, which represented 0.16% of the Trust’s Net Assets.

(f)	Security subject to the alternative minimum tax.

(g)	Capital appreciation bond.

(h)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2011 was $4,802,451, which represented 1.16% of the Trust’s Net Assets.

(k)	Advance refunded.

(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(m)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
National Public Finance Guarantee Corp.	20.68%
Assured Guaranty Municipal Corp.	11.83
American Municipal Bond Assurance Corp.*	5.77
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

(o)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2011. At January 31, 2011, the Trust’s investments with a value of $168,297,913 are held by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $101,835,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Inverse Floating Rate Obligations — The Trust may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively
Invesco Van Kampen Municipal Opportunity Trust

stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Trust generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to
Invesco Van Kampen Municipal Opportunity Trust

significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$726,100,238	$—	$726,100,238

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended January 31, 2011 was $10,587,727 and $20,588,236, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$18,358,637

Aggregate unrealized (depreciation) of investment securities	(40,976,799)

Net unrealized appreciation (depreciation) of investment securities	$(22,618,162)

Cost of investments for tax purposes is $748,718,400.
Invesco Van Kampen Municipal Opportunity Trust

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Municipal Opportunity Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: April 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.